Long-term debt (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Long-term Debt
Total Machinery, Energy & Transportation	$ 9,493	$ 7,999	$ 8,666
Total Financial Products	18,291	18,720	19,086
Total long-term debt due after one year	27,784	26,719	27,752
Machinery, Energy & Transportation
Long-term Debt
Total Machinery, Energy & Transportation	9,493	7,999	8,666
Other	46	55	16
Machinery, Energy & Transportation | Notes-1.375% due 2014
Long-term Debt
Notes	0	0	750
Debt instrument, interest rate (as a percent)	1.375%
Machinery, Energy & Transportation | Notes-5.700% due 2016
Long-term Debt
Notes	504	506	508
Debt instrument, interest rate (as a percent)	5.70%
Percentage of the redemption price to the principal amount of debentures to be redeemed	100.00%
Machinery, Energy & Transportation | Notes-3.900% due 2021
Long-term Debt
Notes	1,246	1,246	1,245
Debt instrument, interest rate (as a percent)	3.90%
Percentage of the redemption price to the principal amount of debentures to be redeemed	100.00%
Machinery, Energy & Transportation | Notes-5.200% due 2041
Long-term Debt
Notes	757	757	757
Debt instrument, interest rate (as a percent)	5.20%
Percentage of the redemption price to the principal amount of debentures to be redeemed	100.00%
Machinery, Energy & Transportation | Debentures-0.950% due 2015
Long-term Debt
Debentures	0	500	500
Debt instrument, interest rate (as a percent)	0.95%
Percentage of the redemption price to the principal amount of debentures to be redeemed	100.00%
Machinery, Energy & Transportation | Debentures-1.500% due 2017
Long-term Debt
Debentures	500	500	499
Debt instrument, interest rate (as a percent)	1.50%
Percentage of the redemption price to the principal amount of debentures to be redeemed	100.00%
Machinery, Energy & Transportation | Debentures-7.900% due 2018
Long-term Debt
Debentures	899	899	899
Debt instrument, interest rate (as a percent)	7.90%
Percentage of the redemption price to the principal amount of debentures to be redeemed	100.00%
Machinery, Energy & Transportation | Debentures-9.375% due 2021
Long-term Debt
Debentures	120	120	120
Debt instrument, interest rate (as a percent)	9.375%
Machinery, Energy & Transportation | Debentures-2.600% due 2022
Long-term Debt
Debentures	498	498	498
Debt instrument, interest rate (as a percent)	2.60%
Percentage of the redemption price to the principal amount of debentures to be redeemed	100.00%
Machinery, Energy & Transportation | Debentures-8.000% due 2023
Long-term Debt
Debentures	82	82	82
Debt instrument, interest rate (as a percent)	8.00%
Machinery, Energy & Transportation | Debentures-3.400% due 2024
Long-term Debt
Debentures	1,000	0	0
Debt instrument, interest rate (as a percent)	3.40%
Machinery, Energy & Transportation | Debentures-6.625% due 2028
Long-term Debt
Debentures	193	193	193
Debt instrument, interest rate (as a percent)	6.625%
Percentage of the redemption price to the principal amount of debentures to be redeemed	100.00%
Machinery, Energy & Transportation | Debentures-7.300% due 2031
Long-term Debt
Debentures	241	241	241
Debt instrument, interest rate (as a percent)	7.30%
Percentage of the redemption price to the principal amount of debentures to be redeemed	100.00%
Machinery, Energy & Transportation | Debentures-5.300% due 2035
Long-term Debt
Debentures	211	209	208
Debt instrument, interest rate (as a percent)	5.30%
Debentures, face value	307
Debentures' effective yield to maturity (as a percent)	8.55%
Percentage of the redemption price to the principal amount of debentures to be redeemed	100.00%
Machinery, Energy & Transportation | Debentures-6.050% due 2036
Long-term Debt
Debentures	459	459	459
Debt instrument, interest rate (as a percent)	6.05%
Percentage of the redemption price to the principal amount of debentures to be redeemed	100.00%
Machinery, Energy & Transportation | Debentures-8.250% due 2038
Long-term Debt
Debentures	65	65	65
Debt instrument, interest rate (as a percent)	8.25%
Percentage of the redemption price to the principal amount of debentures to be redeemed	100.00%
Machinery, Energy & Transportation | Debentures-6.950% due 2042
Long-term Debt
Debentures	160	160	160
Debt instrument, interest rate (as a percent)	6.95%
Percentage of the redemption price to the principal amount of debentures to be redeemed	100.00%
Machinery, Energy & Transportation | Debentures-3.803% due 2042
Long-term Debt
Debentures	1,188	1,168	1,149
Debt instrument, interest rate (as a percent)	3.803%
Debentures, face value	1,722
Debentures' effective yield to maturity (as a percent)	6.33%
Percentage of the redemption price to the principal amount of debentures to be redeemed	100.00%
Machinery, Energy & Transportation | Debentures-4.300% due 2044
Long-term Debt
Debentures	497	0	0
Debt instrument, interest rate (as a percent)	4.30%
Machinery, Energy & Transportation | Debentures-4.750% due 2064
Long-term Debt
Debentures	498	0	0
Debt instrument, interest rate (as a percent)	4.75%
Machinery, Energy & Transportation | Debentures-7.375% due 2097
Long-term Debt
Debentures	244	244	244
Debt instrument, interest rate (as a percent)	7.375%
Percentage of the redemption price to the principal amount of debentures to be redeemed	100.00%
Machinery, Energy & Transportation | Capital lease obligations
Long-term Debt
Capital lease obligations	85	97	73
Financial Products
Long-term Debt
Commercial paper	0	0	0
Medium-term notes	17,295	17,856	18,036
Other	996	864	1,050
Total Financial Products	$ 18,291	$ 18,720	$ 19,086